Document and Entity Information	Jun. 08, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	Finch Therapeutics Group, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40227
Entity Tax Identification Number	82-3433558
Entity Address, Address Line One	75 State Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	229-6499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FNCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001733257
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	200 Inner Belt Road
Entity Address, City or Town	Somerville
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02143